SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 303,531	$ 399,303
Less accumulated depreciation	(180,576)	(164,011)
Total property and equipment, net	122,955	235,292
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	127,489	132,027
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	70,070	89,579
Computer Software And Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	94,966	167,284
Medical Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 10,976	$ 10,413